Financial Instruments - Summary of Financial Instruments to Hedge Exposure to Foreign Exchange Rates and Interest Rates (Detail) - Cash flow hedges [member] $ in Millions	12 Months Ended
	Dec. 31, 2019 MXN ($) Ton lb	Dec. 31, 2018 MXN ($) Ton lb Age	Dec. 31, 2019 USD ($)
1-6 months [member] | Commodity price risk [member] | Aluminium [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 276	$ 189
Average price | Ton	1,796	1,975
1-6 months [member] | Commodity price risk [member] | Sugar [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 1,192	$ 725
Average price | lb	13.09	12.86
1-6 months [member] | Commodity price risk [member] | PX+MEG [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 160	$ 739
Average price | Ton	848	1,077
1-6 months [member] | MXN/USD [member] | Foreign exchange currency foward contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 4,373	$ 3,484
Average exchage rate	20.00	20.19
1-6 months [member] | MXN/USD [member] | Foreign exchange currency swap contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 9,423
Average exchage rate	19.54
1-6 months [member] | BRL/USD [member] | Foreign exchange currency foward contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 746	$ 805
Average exchage rate	4.05	3.75
1-6 months [member] | COP/USD [member] | Foreign exchange currency foward contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 220	$ 429
Average exchage rate	3,491	2,851
1-6 months [member] | COP/USD [member] | Foreign Exchange Currency Option Contracts [Member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure			$ 107
Average exchage rate	3,252
1-6 months [member] | ARS/USD [member] | Foreign exchange currency foward contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 137	$ 339
Average exchage rate	79.23	43.31
1-6 months [member] | URY/USD [member] | Foreign exchange currency foward contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 335	$ 196
Average exchage rate	37.55	32.9
1-6 months [member] | MXN/EUR [member] | Foreign exchange currency foward contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure		$ 1,022
Average exchage rate		23.78
1-6 months [member] | Chilean peso [member] | Interest rate swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure		$ 19
Average exchange rate		6.45%
Maturity 6-12 months [member] | Commodity price risk [member] | Aluminium [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 118	$ 75,250
Average price | Ton	1,812	1,986
Maturity 6-12 months [member] | Commodity price risk [member] | Sugar [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 361	$ 498
Average price	12.73	13.11
Maturity 6-12 months [member] | Commodity price risk [member] | PX+MEG [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 160	$ 565
Average price | Ton	848	1,040
Maturity 6-12 months [member] | MXN/USD [member] | Foreign exchange currency foward contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 2,086	$ 683
Average exchage rate	20.20	20.75
Maturity 6-12 months [member] | BRL/USD [member] | Foreign exchange currency foward contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 378	$ 337
Average exchage rate	4.19	3.83
Maturity 6-12 months [member] | BRL/USD [member] | Foreign exchange currency swap contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 4,365	$ 4,652
Average exchage rate	3.41	3.36
Maturity 6-12 months [member] | COP/USD [member] | Foreign exchange currency foward contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 85	$ 63
Average exchage rate	3,460	2,976
Maturity 6-12 months [member] | URY/USD [member] | Foreign exchange currency foward contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 87	$ 159
Average exchage rate	40.03	33.97
Maturity 6-12 months [member] | BRL/MXN [member] | Foreign exchange currency swap contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 84	$ 86
Average exchage rate	0.21	0.18
Maturity 6-12 months [member] | CLP/USD [member] | Foreign exchange currency swap contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 3,007
Average exchage rate	696.02
Maturity 6-12 months [member] | Brazilian reais [member] | Interest rate swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 4,365	$ 4,013
Average exchage rate	8.34
Average exchange rate		6.29%
More than 12 [member] | Commodity price risk [member] | Sugar [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 98
Average price | lb	13.45
More than 12 [member] | MXN/USD [member] | Foreign exchange currency swap contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 18,428	$ 31,172
Average exchage rate	15.93	16.08
More than 12 [member] | BRL/USD [member] | Foreign exchange currency foward contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 267
Average exchage rate	4.44
More than 12 [member] | BRL/USD [member] | Foreign exchange currency swap contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 9,140	$ 18,042
Average exchage rate	4.00	3.59
More than 12 [member] | COP/USD [member] | Foreign exchange currency swap contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 2,403	$ 1,928
Average exchage rate	3,075	3,043.59
More than 12 [member] | BRL/MXN [member] | Foreign exchange currency swap contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 1,195	$ 79
Average exchage rate	0.21	0.19
More than 12 [member] | CLP/USD [member] | Foreign exchange currency swap contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 1,371	$ 3,725
Average exchage rate	677.00	693.10
More than 12 [member] | Brazilian reais [member] | Interest rate swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure		$ 8,594
Average exchange rate		8.15%
More than 12 [member] | Mexican peso [member] | Interest rate swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 11,403	$ 11,403
Average exchage rate	7.17
Average exchange rate		7.17%
More than 12 [member] | Chilean peso [member] | Interest rate swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 2,197	$ 2,828
Average exchage rate	6.26
Average exchange rate		5.56%